Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consist of the following:

2021
	Cost	Accumulated depreciation	Net book value
Generation	$4,187,197	$751,219	$3,435,978
Distribution and transmission	7,468,236	780,537	6,687,699
Land	114,821	—	114,821
Equipment	101,971	56,464	45,507
Construction in progress
Generation	148,302	—	148,302
Distribution and transmission	610,139	—	610,139
	$12,630,666	$1,588,220	$11,042,446

2020
	Cost	Accumulated depreciation	Net book value
Generation	$2,918,692	$633,210	$2,285,482
Distribution and transmission	5,766,885	661,786	5,105,099
Land	114,847	—	114,847
Equipment	99,722	51,979	47,743
Construction in progress
Generation	136,424	—	136,424
Distribution and transmission	552,243	—	552,243
	$9,588,813	$1,346,975	$8,241,838
Generation assets include cost of $114,868 (2020 - $111,806) and accumulated depreciation of $46,649 (2020 - $43,444) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under finance leases was $1,716 (2020 - $1,708).
Distribution and transmission assets include the following:
•Cost of $2,018,039 (2020 - $885,087) and accumulated depreciation of $72,484 (2020 - $28,779) related to regulated generation assets. In 2020, the Asbury plant ceased operations and net book value was transferred to a regulatory asset (note 7(b)).
•Cost of $557,954 (2020 - $531,191) and accumulated depreciation of $59,857 (2020 - $50,919) related to commonly owned facilities (note 1(k)). Total expenditures incurred on these facilities for the year ended December 31, 2021 were $143,255 (2020 - $61,827).
•Cost of $3,076 (2020 - $3,076) and accumulated depreciation of $1,665 (2020 - $1,321) related to assets under finance lease.
For the year ended December 31, 2021, contributions received in aid of construction of $6,376 (2020 - $4,214) have been credited to the cost of the assets.
5.Property, plant and equipment (continued)
Interest and AFUDC capitalized to the cost of the assets in 2021 and 2020 are as follows:

	2021	2020
Interest capitalized on non-regulated property	$3,313	$9,359
AFUDC capitalized on regulated property:
Allowance for borrowed funds	3,208	3,475
Allowance for equity funds	5,725	2,219
	$12,246	$15,053